Note 20 - Condensed financial information of the parent company: Condensed Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER (EXPENSE) INCOME
General and administrative expenses	$ 4,594,438	$ 4,397,603
Other income, net	220,477	336,576
Total other income, net	362,465	194,967
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536
Comprehensive (loss) income	(1,306,848)	870,760
Parent Company
OTHER (EXPENSE) INCOME
General and administrative expenses	(202,301)	0
Other income, net	22,630	0
Equity (loss) income of subsidiaries	(300,348)	856,536
Total other income, net	(480,019)	856,536
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(727,743)	114,302
Comprehensive (loss) income	$ (1,207,762)	$ 970,838